Related Party Transactions (Details) - USD ($)			6 Months Ended
	Dec. 31, 2025	Oct. 10, 2025	Dec. 31, 2025	Jun. 30, 2025
Related Party Disclosures [Line Items]
Percentage of ordinary shares		25.00%
Repayable amount	$ 2,355,328		$ 2,355,328	$ 5,854,852
Net proceeds	$ 124,475,000		$ 124,475,000
Restricted stock units			5,110,000
Shares of premium vesting options			6,030,000
Bottom of Range [Member]
Related Party Disclosures [Line Items]
Remuneration amount			$ 500,000
Top of Range [Member]
Related Party Disclosures [Line Items]
Remuneration amount			$ 750,000
European Lithium Ltd [Member]
Related Party Disclosures [Line Items]
Percentage of ordinary shares	43.66%
CRML [Member]
Related Party Disclosures [Line Items]
Issued shares	10,880,303		10,880,303
Maximum [Member]
Related Party Disclosures [Line Items]
Percentage of ordinary shares		50.00%
Minimum [Member]
Related Party Disclosures [Line Items]
Percentage of ordinary shares		49.32%